Allowance for Loan Losses and Credit Quality Information	12 Months Ended
Dec. 31, 2011
Allowance for Loan Losses and Credit Quality Information [Abstract]
Allowance for Loan Losses and Credit Quality Information

NOTE 5 Allowance for Loan Losses and Credit Quality Information

The allowance for loan losses is summarized as follows:

(Dollars in thousands)	1-4 Family	Commercial Real Estate	Consumer	Commercial Business	Total
Balance, December 31, 2008	$2,830	13,095	1,585	3,747	21,257
Provision for losses	(1,753)	14,217	1,451	12,784	26,699
Charge-offs	(82)	(13,548)	(1,980)	(9,421)	(25,031)
Recoveries	5	565	222	95	887

Balance, December 31, 2009	1,000	14,329	1,278	7,205	23,812
Provision for losses	1,399	16,692	481	14,809	33,381
Charge-offs	(254)	(7,095)	(907)	(7,006)	(15,262)
Recoveries	0	664	72	161	897

Balance, December 31, 2010	2,145	24,590	924	15,169	42,828

Provision for losses	2,081	11,785	482	2,930	17,278
Charge-offs	(508)	(23,012)	(270)	(15,512)	(39,302)
Recoveries	0	259	23	2,802	3,084

Balance, December 31, 2011	$3,718	13,622	1,159	5,389	23,888

Allocated to:
Specific reserves	$993	13,263	76	10,702	25,034
General reserves	1,152	11,327	848	4,467	17,794

Balance, December 31, 2010	$2,145	24,590	924	15,169	42,828

Allocated to:
Specific reserves	$1,086	3,559	367	1,621	6,633
General reserves	2,632	10,063	792	3,768	17,255

Balance, December 31, 2011	$3,718	13,622	1,159	5,389	23,888

Loans receivable at December 31, 2010:
Individually reviewed for impairment	$6,729	45,077	299	26,855	78,960
Collectively reviewed for impairment	121,806	311,314	70,304	126,184	629,608

Ending balance	$128,535	356,391	70,603	153,039	708,568

Loans receivable at December 31, 2011:
Individually reviewed for impairment	$6,241	30,495	1,205	6,855	44,796
Collectively reviewed for impairment	112,825	259,419	60,956	102,404	535,604

Ending balance	$119,066	289,914	62,161	109,259	580,400

The following table summarizes the amount of classified and unclassified loans at December 31:

	December 31, 2011
	Classified					Unclassified
(Dollars in thousands)	Special Mention	Substandard	Doubtful	Loss	Total	Total	Total Loans
1-4 family	$8,870	11,129	738	0	20,737	98,329	119,066
Commercial real estate:
Residential developments	444	39,709	1,113	0	41,266	11,480	52,746
Alternative fuels	0	0	0	0	0	18,882	18,882
Other	5,789	19,607	0	0	25,396	192,890	218,286

Consumer	0	857	224	124	1,205	60,956	62,161
Commercial business:
Construction/development	0	2,722	0	0	2,722	2,064	4,786
Banking	0	3,750	1,149	0	4,899	0	4,899
Other	3,203	8,056	0	0	11,259	88,315	99,574

	$18,306	85,830	3,224	124	107,484	472,916	580,400

	December 31, 2010
	Classified					Unclassified
(Dollars in thousands)	Special Mention	Substandard	Doubtful	Loss	Total	Total	Total Loans
1-4 family	$7,395	8,228	0	0	15,623	112,912	128,535
Commercial real estate:
Residential developments	8,373	34,515	0	0	42,888	44,218	87,106
Alternative fuels	0	11,069	0	0	11,069	20,054	31,123
Other	6,268	6,614	0	0	12,882	225,280	238,162

Consumer	0	248	31	27	306	70,297	70,603
Commercial business:
Construction/development	1,776	4,907	0	0	6,683	5,117	11,800
Banking	0	4,975	3,248	0	8,223	5,830	14,053
Other	4,712	15,689	67	0	20,468	106,718	127,186

	$28,524	86,245	3,346	27	118,142	590,426	708,568

Classified loans represent special mention, performing substandard and non-performing loans. Loans classified substandard are loans that are generally inadequately protected by the current net worth and paying capacity of the obligor, or by the collateral pledged, if any. Assets so classified must have a well-defined weakness or weaknesses that jeopardize the liquidation of the debt. They are characterized by the distinct possibility that the Bank will sustain some loss if the deficiencies are not corrected.

The aging of past due loans at December 31 are summarized as follows:

(Dollars in thousands)	30-59 Days Past Due	60-89 Days Past Due	90 Days or More Past Due	Total Past Due	Current Loans	Total Loans	Loans 90 Days or More Past Due and Still Accruing
2011
1-4 family	$1,876	305	1,297	3,478	115,588	119,066	0
Commercial real estate:
Residential developments	107	290	8,211	8,608	44,138	52,746	0
Alternative fuels	0	0	0	0	18,882	18,882	0
Other	350	79	5,184	5,613	212,673	218,286	0

Consumer	658	374	387	1,419	60,742	62,161	0
Commercial business:
Construction/development	286	0	0	286	4,500	4,786	0
Banking	0	0	1,149	1,149	3,750	4,899	0
Other	351	112	2,877	3,340	96,234	99,574	0

	$3,628	1,160	19,105	23,893	556,507	580,400	0

2010
1-4 family	$2,313	695	3,500	6,508	122,027	128,535	178
Commercial real estate:
Residential developments	444	3,899	15,523	19,866	67,240	87,106	0
Alternative fuels	0	0	4,994	4,994	26,129	31,123	0
Other	75	264	3,914	4,253	233,909	238,162	0

Consumer	446	163	207	816	69,787	70,603	0
Commercial business:
Construction/development	0	0	4,809	4,809	6,991	11,800	0
Banking	0	0	8,223	8,223	5,830	14,053	0
Other	311	45	7,876	8,232	118,954	127,186	576

	$3,589	5,066	49,046	57,701	650,867	708,568	754

Impaired loans include loans that are non-performing (non-accruing) and loans that have been modified in a troubled debt restructuring. The following table summarizes impaired loans and related allowances for the years ended December 31, 2011 and 2010:

	December 31, 2011
(Dollars in thousands)	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
Loans with no related allowance recorded:
1-4 family	$2,651	2,972	0	1,611	91
Commercial real estate:
Residential developments	6,900	9,855	0	6,679	94
Alternative fuels	0	0	0	906	0
Other	3,745	4,381	0	1,174	144
Consumer	489	489	0	216	21
Commercial business:
Construction/development	340	2,311	0	294	0
Banking	1,149	3,248	0	854	0
Other	598	1,607	0	878	19

Loans with an allowance recorded:
1-4 family	3,590	3,590	1,086	4,212	157
Commercial real estate:
Residential developments	13,889	14,017	2,546	17,514	373
Alternative fuels	0	0	0	1,998	0
Other	5,961	8,272	1,013	6,408	97
Consumer	716	716	367	403	54
Commercial business:
Construction/development	0	0	0	2,443	0
Banking	0	0	0	3,424	0
Other	4,768	7,145	1,621	9,740	45

Total:
1-4 family	6,241	6,562	1,086	5,823	248
Commercial real estate:
Residential developments	20,789	23,872	2,546	24,193	467
Alternative fuels	0	0	0	2,904	0
Other	9,706	12,653	1,013	7,582	241
Consumer	1,205	1,205	367	619	75
Commercial business:
Construction/development	340	2,311	0	2,737	0
Banking	1,149	3,248	0	4,278	0
Other	5,366	8,752	1,621	10,618	64

	$44,796	58,603	6,633	58,754	1,095

	December 31, 2010
(Dollars in thousands)	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
Loans with no related allowance recorded:
1-4 family	$932	932	0	721	28
Commercial real estate:
Residential developments	6,486	6,486	0	8,674	220
Alternative fuels	0	0	0	148	0
Other	119	119	0	3,356	4
Consumer	104	104	0	1,354	7
Commercial business:
Construction/development	99	99	0	793	5
Banking	0	0	0	0	0
Other	397	397	0	1,293	5

Loans with an allowance recorded:
1-4 family	5,797	5,797	994	3,207	272
Commercial real estate:
Residential developments	27,147	27,147	9,673	16,720	557
Alternative fuels	4,994	4,994	2,441	7,993	0
Other	6,331	7,287	1,148	5,812	156
Consumer	195	195	76	571	13
Commercial business:
Construction/development	4,809	4,809	2,668	3,937	0
Banking	8,223	8,223	4,985	7,232	0
Other	13,327	13,878	3,049	12,154	478

Total:
1-4 family	6,729	6,729	994	3,928	300
Commercial real estate:
Residential developments	33,633	33,633	9,673	25,394	777
Alternative fuels	4,994	4,994	2,441	8,141	0
Other	6,450	7,406	1,148	9,168	160
Consumer	299	299	76	1,925	20
Commercial business:
Construction/development	4,908	4,908	2,668	4,730	5
Banking	8,223	8,223	4,985	7,232	0
Other	13,724	14,275	3,049	13,447	483

	$78,960	80,467	25,034	73,965	1,745

At December 31, 2011, 2010 and 2009, non-accruing loans totaled $34.0 million, $68.1 million and $61.1 million, respectively, for which the related allowance for loan losses was $5.2 million, $25.0 million and $12.1 million, respectively. Non-accruing loans for which no specific allowance has been recorded because management determined that the value of the collateral was sufficient to repay the loan totaled $14.8 million, $8.1 million and $15.3 million, respectively. Had the loans performed in accordance with their original terms, the Company would have recorded gross interest income on the loans of $3.2 million, $5.0 million and $5.0 million in 2011, 2010 and 2009, respectively. For the years ended December 31, 2011, 2010 and 2009, the Company recognized interest income on these loans of $0.7 million, $1.3 million and $0.9 million, respectively. All of the interest income that was recognized for non-accruing loans was recognized using the cash basis method of income recognition. Non-accrual loans also include some of the loans that have had terms modified in a troubled debt restructuring.

The following table summarizes non-accrual loans at December 31:

(Dollars in thousands)	2011	2010
1-4 family	$4,435	$4,844
Commercial real estate:
Residential developments	13,412	25,980
Alternative fuels	0	4,994
Other	9,246	5,763
Consumer	699	224
Commercial business:
Construction/development	340	4,907
Banking	1,149	8,223
Other	4,712	13,139

	$33,993	$68,074

Included in loans receivable, net, are certain loans that have been modified in order to maximize collection of loan balances. If the Company, for legal or economic reasons related to the borrower’s financial difficulties, grants a concession compared to the original terms and conditions of the loan, the modified loan is considered a troubled debt restructuring (TDR).

During the third quarter of 2011, the Company adopted Accounting Standards Update (ASU) 2011-02, A Creditor’s Determination of Whether a Restructuring is a Troubled Debt Restructuring (Topic 310), which modified guidance for identifying restructurings of receivables that constitute a TDR. No additional loans modified since December 31, 2010 were identified as TDR’s as a result of adopting these provisions.

At December 31, 2011 and 2010 there were loans included in loans receivable, net, with terms that had been modified in a troubled debt restructuring totaling $29.2 million and $19.3 million, respectively. Had these loans been performing in accordance with their original terms throughout 2011 and 2010, the Company would have recorded gross interest income of $2.5 million and $1.2 million, respectively. During 2011 and 2010, the Company recorded interest income of $0.6 million and $0.8 million on these loans, respectively. For the loans that were modified in 2011, $0.5 million are not classified and performing, $2.0 million are classified but performing, and $17.2 million are non-performing at December 31, 2011.

The following table summarizes troubled debt restructurings at December 31:

(Dollars in thousands)	2011	2010
1-4 family	$3,805	2,589
Commercial real estate:
Residential developments	14,460	14,209
Other	5,598	662
Consumer	578	75
Commercial business:
Construction/development	385	100
Other	4,378	1,656

	$29,204	19,291

TDR concessions can include reduction of interest rates, extension of maturity dates, forgiveness of principal and/or interest due, or acceptance of real estate or other assets in full or partial satisfaction of the debt. Loan modifications are not reported as TDR’s after 12 months if the loan was modified at a market rate of interest for comparable risk loans, and the loan is performing in accordance with the terms of the restructured agreement. All loans classified as TDR’s are considered to be impaired.

When a loan is modified as a TDR, there may be a direct, material impact on the loans within the Statements of Financial Condition, as principal balances may be partially forgiven. The financial effects of TDR’s are presented in the following table and represent the difference between the outstanding recorded balance pre-modification and post-modification, for the period ending December 31, 2011:

	Year ended December 31, 2011
(Dollars in thousands)	Number of Contracts	Pre- modification Outstanding Recorded Investment	Post- modification Outstanding Recorded Investment
Troubled debt restructurings:
1-4 family	17	$4,567	4,246
Commercial real estate:
Residential developments	11	8,118	7,908
Other	9	7,473	6,432
Consumer	17	626	598
Commercial business:
Construction /development	3	2,361	1,096
Other	21	10,316	8,849

Total	78	$33,461	29,129

Loans that were restructured within the 12 months preceding December 31, 2011 and defaulted during the year are presented in the table below:

	Year ended December 31, 2011
(Dollars in thousands)	Number of Contracts	Outstanding Recorded Investment
Troubled debt restructurings that subsequently defaulted:
1-4 family	1	$250
Commercial real estate:
Residential developments	5	4,501
Other	3	4,465
Consumer	1	4
Commercial business:
Other	3	506

Total	13	$9,726

The Company considers a loan to have defaulted when it becomes 90 or more days past due under the modified terms, when it is placed in non-accrual status, when it becomes other real estate owned, or when it becomes non-compliant with some other material requirement of the modification agreement.

Loans that were non-accrual prior to modification remain non-accrual for at least six months following modification. Non-accrual TDR loans that have performed according to the modified terms for six months may be returned to accruing status. Loans that were accruing prior to modification remain on accrual status after the modification as long as the loan continues to perform under the new terms.

TDR’s are reviewed for impairment following the same methodology as other impaired loans. For loans that are collateral dependent, the value of the collateral is reviewed and additional reserves may be added as needed. Loans that are not collateral dependent may have additional reserves established if deemed necessary. The allocated allowance for TDR’s was $3.5 million, or 14.6%, of the total $23.9 million in allowance for loan losses at December 31, 2011, and $1.9 million, or 4.4%, of the total $42.8 million in loan loss reserves at December 31, 2010.